Consolidated statements of cash flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Loss for the year	R$ (722,367)	R$ (4,213,208)	R$ (10,834,709)
Adjustment to reconcile loss for the year to net cash flows
Depreciation and amortization	2,094,448	1,544,333	1,805,553
Gain (loss) from impairment of assets and onerous contracts	(1,102,791)	(1,075,682)	(757,554)
Derivative financial results	(958,005)	(864,184)	2,207,470
Share-based payment	(18,250)	17,180	22,910
Foreign currency exchange, net	(1,464,235)	1,431,508	4,040,945
Financial income and expenses	3,968,455	3,418,852	2,166,133
Deferred income tax and social contribution	0	0	(242,516)
Provisions	438,375	646,606	701,322
Disposal of prepaid expenses	208,923	0	0
Sale and leaseback	(33,155)	(22,736)	(16,224)
Result from modification of lease contracts	(93,113)	(24,323)	(902,888)
Result on disposal and/or sale of fixed assets and right of use	147,311	832	621,415
Related parties	0	0	687,531
Adjusted loss for the year	2,465,596	859,178	(500,612)
Changes in operating assets and liabilities
Accounts receivable	(1,107,114)	(270,334)	341,759
Aircraft sublease	68,393	65,032	69,336
Inventories	(159,486)	(159,118)	(44,587)
Security deposits and maintenance reserves	(606,219)	(421,612)	(173,778)
Prepaid expenses	(274,563)	(364,107)	(25,089)
Taxes recoverable	(122,338)	26,009	251,962
Advances to suppliers	(629,450)	(86,936)	120,265
Other assets	88,435	45,871	272,718
Rights and obligations with derivatives	477,581	(24,520)	(257,021)
Accounts payable	2,275,418	1,078,643	509,436
Reverse factoring	0	(1,356,689)	(249,727)
Airport fees	356,067	50,369	363,845
Air traffic liability	963,680	574,944	394,618
Reimbursement to customers	(169,967)	(63,507)	212,542
Salaries and benefits	113,828	185,692	40,093
Insurance payable	(1,404)	40,669	2,489
Taxes	7,131	59,320	(5,537)
Contingencies	(179,391)	(395,361)	(116,393)
Income tax and social contribution paid	0	0	(304)
Other liabilities	40,948	470,376	250,509
Total changes in operating assets and liabilities	1,141,549	(545,259)	1,957,136
Interest paid	(1,169,830)	(624,535)	(480,294)
Net cash provided (used in) by operating activities	2,437,315	(310,616)	976,230
Short-term investments
Acquisition of short-term investments	(10,422)	(98,788)	(1,471,743)
Redemption of short-term investments	11,939	189,470	1,513,613
Payment for acquisition of subsidiary	(30,317)	(20,000)	(38,713)
Cash received on sale of property and equipment	518,739	0	0
Cash received in the leaseback operation	321,266	21,256	0
Proceeds from sale of property and equipment	0	0	45,670
Acquisition of intangible assets	(198,525)	(152,542)	(109,587)
Acquisition of property and equipment	(1,252,532)	(624,286)	(343,073)
Net cash used in investing activities	(639,852)	(684,890)	(403,833)
Loans and financing
Proceeds	200,000	3,071,274	1,936,223
Repayment	(819,182)	(390,985)	(192,408)
Payment of costs	(12,633)	(75,645)	0
Reverse factoring	(818,274)	0	0
Lease payment	(2,772,581)	(1,799,815)	(834,086)
Advance for future capital increase	61	24,004	0
Capital increase	22,945	0	23,777
Treasury shares	(3,923)	(16,198)	0
Net cash provided (used in) by financing activities	(4,203,587)	812,635	933,506
Exchange rate changes on cash and cash equivalents	673	191,855	(88,968)
Increase (decrease) in cash and cash equivalents	(2,405,451)	8,984	1,416,935
Cash and cash equivalents at the beginning of the year	3,073,799	3,064,815	1,647,880
Cash and cash equivalents at the end of the year	R$ 668,348	R$ 3,073,799	R$ 3,064,815